Schedule of Investments (unaudited)	iShares® MSCI Netherlands ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.0%
InPost SA(a)	182,198	$1,971,012
PostNL NV	477,989	742,206
		2,713,218
Banks — 7.9%
ABN AMRO Bank NV, CVA(b)	218,865	3,197,550
ING Groep NV(a)	1,543,504	19,017,650
		22,215,200
Beverages — 7.3%
Coca-Cola Europacific Partners PLC	91,232	5,691,964
Heineken Holding NV	49,974	4,253,050
Heineken NV	103,219	10,443,538
		20,388,552
Biotechnology — 0.4%
Pharming Group NV(a)	810,618	988,089

Capital Markets — 1.3%
Allfunds Group PLC	217,414	1,492,063
Flow Trades Ltd., NVS	42,564	983,638
Van Lanschot Kempen NV	40,275	1,104,336
		3,580,037
Chemicals — 5.9%
Akzo Nobel NV	79,333	5,979,978
Corbion NV	44,237	1,216,758
DSM-Firmenich AG(a)	71,768	7,981,203
OCI NV	63,784	1,415,733
		16,593,672
Construction & Engineering — 0.7%
Fugro NV(a)	89,777	1,291,902
Koninklijke BAM Groep NV	398,779	811,677
		2,103,579
Distributors — 0.1%
B&S Group Sarl(b)	44,680	176,706

Financial Services — 6.3%
Adyen NV(a)(b)	8,182	13,400,815
EXOR NV, NVS(a)	49,620	4,120,713
SNS Real NV(c)(d)	63,320	1
		17,521,529
Diversified Telecommunication Services — 1.8%
Koninklijke KPN NV	1,478,877	5,087,702

Electrical Equipment — 1.6%
Alfen Beheer BV(a)(b)(d)	16,414	1,174,713
Signify NV(b)	70,340	1,794,976
TKH Group NV	32,613	1,621,938
		4,591,627
Energy Equipment & Services — 0.5%
SBM Offshore NV	96,975	1,318,515

Entertainment — 2.4%
Universal Music Group NV	338,091	6,706,726

Consumer Staples Distribution & Retail — 4.6%
Koninklijke Ahold Delhaize NV	387,212	12,275,528
Sligro Food Group NV	33,622	564,236
		12,839,764
Food Products — 0.7%
JDE Peet’s NV	67,696	1,966,752
Security	Shares	Value

Health Care Equipment & Supplies — 2.7%
Koninklijke Philips NV	400,755	$7,571,302

Hotels, Restaurants & Leisure — 1.2%
Basic-Fit NV(a)(b)(d)	45,273	1,734,046
Just Eat Takeaway.com NV(a)(b)	111,385	1,684,608
		3,418,654
Insurance — 3.9%
Aegon NV	812,086	3,568,447
ASR Nederland NV	70,125	2,988,500
NN Group NV	121,335	4,377,427
		10,934,374
Retail REITs — 0.7%
Eurocommercial Properties NV	45,044	1,029,558
Vastned Retail NV	17,228	361,223
Wereldhave NV	48,492	711,221
		2,102,002
IT Services — 0.3%
Ordina NV	122,196	739,283

Machinery — 0.9%
Aalberts NV	54,447	2,304,478
Ebusco Holding NV(a)(d)	22,939	188,174
		2,492,652
Metals & Mining — 0.5%
AMG Advanced Metallurgical Group NV	33,145	1,496,814

Broadline Retail — 7.7%
Prosus NV	327,168	21,561,872

Oil, Gas & Consumable Fuels — 0.7%
Koninklijke Vopak NV	54,454	1,913,947

Professional Services — 6.1%
Arcadis NV	45,694	1,858,013
Brunel International NV	30,687	379,126
Randstad NV	58,121	2,851,166
Wolters Kluwer NV	105,441	12,043,913
		17,132,218
Office REITs — 0.2%
NSI NV	30,182	643,940

Semiconductors & Semiconductor Equipment — 28.6%
ASM International NV	20,302	8,833,262
ASML Holding NV	92,500	66,907,686
BE Semiconductor Industries NV	39,672	4,386,553
		80,127,501
Software — 0.3%
TomTom NV(a)	105,981	811,180

Specialty Retail — 0.1%
Fastned BV(a)(d)	10,054	306,148

Trading Companies & Distributors — 3.1%
AerCap Holdings NV(a)	79,780	4,553,842
IMCD NV	26,555	4,002,839
		8,556,681

Total Long-Term Investments — 99.5%
(Cost: $331,354,238)		278,600,236

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	3,279,106	$3,279,762
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(e)(f)	170,000	170,000

Total Short-Term Securities — 1.2%
(Cost: $3,450,016)		3,449,762

Total Investments — 100.7%
(Cost: $334,804,254)		282,049,998

Liabilities in Excess of Other Assets — (0.7)%		(2,013,452)

Net Assets — 100.0%		$280,036,546

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,283,583	$—		$(17,542	)(a)	$15,704	$(1,983)	$3,279,762	3,279,106	$190,506	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	150,000	(a)	—		—	—	170,000	170,000	5,105		—
						$15,704	$(1,983)	$3,449,762		$195,611		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	30	06/16/23	$1,357	$(21,588)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$23,301,564	$255,298,671	$1	$278,600,236
Short-Term Securities
Money Market Funds	3,449,762	—	—	3,449,762
	$26,751,326	$255,298,671	$1	$282,049,998
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(21,588)	$—	$(21,588)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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